UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2009

Item 1. Schedule of Investments.

TCM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS at December 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.8%
	Aerospace & Defense - 0.6%
8,902	HEICO Corp.	$394,626
26,347	Ladish Co., Inc. *	397,313
149,298	LMI Aerospace, Inc. *	1,985,663
		2,777,602
	Auto Components - 1.5%
367,889	LKQ Corp. *	7,206,946

	Automobiles - 0.9%
137,068	Thor Industries, Inc.	4,303,935

	Beverages - 0.9%
147,663	Central European Distribution Corp. *	4,195,106

	Biotechnology - 0.9%
331,187	Cepheid *	4,133,214

	Capital Markets - 4.0%
156,495	Affiliated Managers Group, Inc. *	10,539,938
188,817	Artio Global Investors, Inc. *	4,812,946
217,377	Duff & Phelps Corp. - Class A	3,969,304
		19,322,188
	Chemicals - 4.7%
168,530	Airgas, Inc.	8,022,028
144,039	Calgon Carbon Corp. *	2,002,142
130,357	Intrepid Potash, Inc. *	3,802,514
63,704	Lubrizol Corp.	4,647,207
181,011	Nalco Holding Co.	4,617,590
		23,091,481
	Commercial Services & Supplies - 5.7%
84,881	CoStar Group, Inc. *	3,545,479
81,523	FTI Consulting, Inc. *	3,844,625
180,517	Geo Group, Inc. *	3,949,712
183,200	Healthcare Services Group, Inc.	3,931,472
185,852	Rollins, Inc.	3,583,226
132,722	Tetra Tech, Inc. *	3,606,057
156,326	Waste Connections, Inc. *	5,211,909
		27,672,480
	Communications Equipment - 4.7%
185,590	ADTRAN, Inc.	4,185,054
457,174	Aruba Networks, Inc. *	4,873,475
312,842	NICE Systems Ltd. - ADR *	9,710,616
171,237	Riverbed Technology, Inc. *	3,933,314
		22,702,459
	Computers & Peripherals - 1.2%
317,828	QLogic Corp. *	5,997,414

	Construction & Engineering - 5.9%
247,163	Foster Wheeler AG *	7,276,479
231,104	McDermott International, Inc. *	5,548,807
213,886	Orion Marine Group, Inc. *	4,504,439
250,725	URS Corp. *	11,162,277
		28,492,002
	Diversified Consumer Services - 1.4%
312,602	Sotheby's	7,027,293

	Electrical Equipment - 1.6%
153,922	Harbin Electric, Inc. *	3,161,558
116,725	II-VI, Inc. *	3,711,855
34,216	Woodward Governor Co.	881,746
		7,755,159
	Electronic Equipment & Instruments - 1.0%
160,948	Rogers Corp. *	4,878,334

	Energy Equipment & Services - 2.2%
75,182	Core Laboratories NV	8,880,498
235,377	North American Energy Partners, Inc. *	1,708,837
		10,589,335
	Food & Staples Retailing - 0.3%
52,212	Casey's General Stores, Inc.	1,666,607

	Food Products - 0.9%
266,501	Zhongpin, Inc. *	4,160,081

	Health Care Equipment & Supplies - 4.6%
215,491	CONMED Corp. *	4,913,195
90,255	IDEXX Laboratories, Inc. *	4,823,227
117,194	Illumina, Inc. *	3,591,996
305,901	Natus Medical, Inc. *	4,524,276
136,313	Sirona Dental Systems, Inc. *	4,326,574
		22,179,268
	Health Care Providers & Services - 7.9%
124,656	Air Methods Corp. *	4,190,934
78,046	athenahealth, Inc. *	3,530,801
668,485	Health Management Associates, Inc. - Class A *	4,859,886
187,336	HealthSouth Corp. *	3,516,297
185,236	HMS Holdings Corp. *	9,019,141
93,094	LHC Group, Inc. *	3,128,889
104,490	MEDNAX, Inc. *	6,280,894
141,604	Patterson Companies, Inc. *	3,962,080
		38,488,922
	Hotels, Restaurants & Leisure - 1.4%
86,163	Bally Technologies, Inc. *	3,557,670
134,606	DineEquity, Inc. *	3,269,580
		6,827,250
	Internet Software & Services - 6.5%
228,235	Constant Contact, Inc. *	3,651,760
380,119	CyberSource Corp. *	7,644,193
56,053	Equinix, Inc. *	5,950,026
198,864	GSI Commerce, Inc. *	5,049,157
108,879	Sina Corp. *	4,919,153
420,232	SkillSoft PLC - ADR *	4,404,032
		31,618,321
	IT Services - 2.8%
151,150	Euronet Worldwide, Inc. *	3,317,743
100,818	Global Payments, Inc.	5,430,057
305,793	VeriFone Holdings, Inc. *	5,008,889
		13,756,689
	Life Sciences Tools & Services - 0.7%
148,700	ICON PLC - ADR *	3,231,251

	Machinery - 1.4%
198,402	Chart Industries, Inc. *	3,283,553
89,646	Westinghouse Air Brake Technologies Corp.	3,661,143
		6,944,696
	Marine - 0.6%
138,366	Genco Shipping & Trading Ltd.	3,096,631

	Metals & Mining - 5.0%
159,951	Alpha Natural Resources, Inc. *	6,938,674
83,194	Haynes International, Inc. *	2,742,906
293,646	Horsehead Holding Corp. *	3,743,987
191,076	Sims Metal Management Ltd. - ADR	3,725,982
213,691	Steel Dynamics, Inc.	3,786,605
301,620	Thompson Creek Metals Company, Inc. *	3,534,986
		24,473,140
	Professional Services - 2.0%
194,491	Heidrick & Struggles International, Inc.	6,075,899
216,947	Korn/Ferry International *	3,579,625
		9,655,524
	Road & Rail - 1.7%
109,634	Genesee & Wyoming, Inc. *	3,578,454
237,130	Knight Transportation, Inc.	4,574,238
		8,152,692
	Semiconductors & Semiconductor Equipment - 11.1%
198,011	Diodes, Inc. *	4,049,325
30,080	FEI Co. *	702,669
119,510	Hittite Microwave Corp. *	4,870,033
238,608	International Rectifier Corp. *	5,278,009
502,442	Intersil Corp.	7,707,460
172,612	Lam Research Corp. *	6,768,117
202,575	Mellanox Technologies Ltd. *	3,820,565
329,329	OmniVision Technologies, Inc. *	4,785,150
235,155	Ultratech, Inc. *	3,494,403
184,566	Varian Semiconductor Equipment Associates, Inc. *	6,622,228
9,887	Veeco Instruments, Inc. *	326,666
413,851	Verigy Ltd. *	5,326,262
		53,750,887
	Software - 8.2%
199,528	ANSYS, Inc. *	8,671,487
489,438	Cadence Design Systems, Inc. *	2,931,734
92,904	Concur Technologies, Inc. *	3,971,646
235,770	MICROS Systems, Inc. *	7,315,943
172,625	SolarWinds, Inc. *	3,972,101
299,792	SuccessFactors, Inc. *	4,970,551
160,675	Taleo Corp. *	3,779,076
68,575	Tyler Technologies, Inc. *	1,365,328
38,075	Ultimate Software Group, Inc. *	1,118,263
80,074	Verint Systems, Inc. *	1,541,424
		39,637,553
	Specialty Retail - 2.0%
267,268	Dick's Sporting Goods, Inc. *	6,646,955
248,652	Zumiez, Inc. *	3,162,854
		9,809,809
	Textiles, Apparel & Luxury Goods - 0.9%
106,432	Warnaco Group, Inc. *	4,490,366

	Wireless Telecommunication Services - 1.6%
223,909	SBA Communications Corp. - Class A *	7,648,731

	TOTAL COMMON STOCKS
	(Cost $370,384,125)	469,733,366

	SHORT-TERM INVESTMENT - 4.0%
	Money Market Fund - 4.0%
19,636,916	SEI Daily Income Trust Government Fund - Class B, 0.037% (1)	19,636,916

	TOTAL SHORT-TERM INVESTMENT
	(Cost $19,636,916)	19,636,916

	TOTAL INVESTMENTS IN SECURITIES - 100.8%
	(Cost $390,021,041)	489,370,282
	Liabilities in Excess of Other Assets - (0.8)%	(4,124,067)
	TOTAL NET ASSETS - 100.00%	$485,246,215

*	Non-income producing security.
ADR	American Depository Receipt
(1)	7-day yield.

The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows+:

Cost of investments	$392,663,755
Gross unrealized appreciation	104,040,506
Gross unrealized depreciation	(7,333,979)
Net unrealized appreciation	$96,706,527

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the TCM Small Cap Growth Fund’s (the "Fund") previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

TCM Small Cap Growth Fund
Summary of Fair Value Exposure at December 31, 2009 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

• Level 2 —Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$39,665,598	$-	$-	$39,665,598
Consumer Staples	10,021,793	-	-	10,021,793
Energy	17,528,009	-	-	17,528,009
Financials	19,322,188	-	-	19,322,188
Health Care	68,032,656	-	-	68,032,656
Industrials	94,546,786	-	-	94,546,786
Information Technology	172,341,658	-	-	172,341,658
Materials	40,625,947	-	-	40,625,947
Telecommunications Services	7,648,731	-	-	7,648,731
Total Equity	469,733,366	-	-	469,733,366
Short-Term Investment	19,636,916	-	-	19,636,916
Total Investments in Securities	$489,370,282	$-	$-	$489,370,282

TCM SMALL-MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS at December 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.4%
	Auto Components - 1.1%
54,097	LKQ Corp. *	$1,059,760

	Automobiles - 0.8%
24,674	Thor Industries, Inc.	774,764

	Beverages - 0.8%
26,664	Central European Distribution Corp. *	757,524

	Capital Markets - 3.8%
28,331	Affiliated Managers Group, Inc. *	1,908,093
35,100	Artio Global Investors, Inc. *	894,699
22,496	Waddell & Reed Financial, Inc.	687,028
		3,489,820
	Chemicals - 7.1%
29,864	Airgas, Inc.	1,421,526
25,161	Albemarle Corp.	915,106
16,212	FMC Corp.	903,981
24,681	Intrepid Potash, Inc. *	719,945
12,022	Lubrizol Corp.	877,005
32,648	Nalco Holding Co.	832,850
43,275	RPM International, Inc.	879,781
		6,550,194
	Commercial Services & Supplies - 2.5%
14,768	FTI Consulting, Inc. *	696,459
32,548	Geo Group, Inc. *	712,150
28,705	Waste Connections, Inc. *	957,025
		2,365,634
	Communications Equipment - 7.0%
34,101	ADTRAN, Inc.	768,977
78,660	Aruba Networks, Inc. *	838,515
102,848	Comverse Technology, Inc. *	971,914
18,808	F5 Networks, Inc. *	996,448
55,278	NICE Systems Ltd. - ADR *	1,715,829
32,133	Riverbed Technology, Inc. *	738,095
76,135	Tellabs, Inc. *	432,447
		6,462,225
	Computers & Peripherals - 1.2%
57,406	QLogic Corp. *	1,083,251

	Construction & Engineering - 5.5%
45,994	Foster Wheeler AG *	1,354,063
58,444	McDermott International, Inc. *	1,403,240
14,973	Quanta Services, Inc. *	312,037
44,720	URS Corp. *	1,990,935
		5,060,275
	Diversified Consumer Services - 1.4%
58,774	Sotheby's	1,321,240

	Diversified Financial Services - 1.0%
28,124	MSCI, Inc. *	894,343

	Electrical Equipment - 2.2%
17,520	Roper Industries, Inc.	917,522
45,427	Woodward Governor Co.	1,170,654
		2,088,176
	Electronic Equipment & Instruments - 2.8%
55,926	Amphenol Corp. - Class A	2,582,663

	Energy Equipment & Services - 1.7%
13,129	Core Laboratories NV	1,550,797

	Food Products - 1.0%
15,971	Ralcorp Holdings, Inc. *	953,628

	Health Care Equipment & Supplies - 4.9%
31,816	DENTSPLY International, Inc.	1,118,969
10,723	Edwards Lifesciences Corp. *	931,292
17,077	IDEXX Laboratories, Inc. *	912,595
22,430	Illumina, Inc. *	687,479
21,379	Inverness Medical Innovations, Inc. *	887,442
		4,537,777
	Health Care Providers & Services - 4.0%
31,245	Brookdale Senior Living, Inc. *	568,347
32,568	HealthSouth Corp. *	611,301
12,030	Henry Schein, Inc. *	632,778
19,425	MEDNAX, Inc. *	1,167,637
25,076	Patterson Companies, Inc. *	701,626
		3,681,689
	Hotels, Restaurants & Leisure - 1.1%
15,853	Bally Technologies, Inc. *	654,571
3,751	Chipotle Mexican Grill, Inc. *	330,688
		985,259
	Internet Software & Services - 3.8%
74,090	CyberSource Corp. *	1,489,950
10,519	Equinix, Inc. *	1,116,592
20,987	Sina Corp. *	948,193
		3,554,735
	IT Services - 3.5%
12,030	Alliance Data Systems Corp. *	777,018
27,577	Euronet Worldwide, Inc. *	605,315
16,981	Global Payments, Inc.	914,597
57,596	VeriFone Holdings, Inc. *	943,422
		3,240,352
	Life Sciences Tools & Services - 2.7%
28,503	ICON PLC - ADR *	619,370
19,486	Life Technologies Corp. *	1,017,754
13,223	Techne Corp.	906,569
		2,543,693
	Machinery - 5.0%
39,167	Actuant Corp.	725,765
28,263	AGCO Corp. *	914,025
45,784	IDEX Corp.	1,426,172
17,151	Joy Global, Inc.	884,820
16,718	Westinghouse Air Brake Technologies Corp.	682,763
		4,633,545
	Marine - 0.6%
96,973	DryShips, Inc. *	564,383

	Metals & Mining - 3.8%
33,775	Alpha Natural Resources, Inc. *	1,465,160
35,020	Sims Metal Management Ltd. - ADR	682,890
39,183	Steel Dynamics, Inc.	694,323
55,021	Thompson Creek Metals Company, Inc. *	644,846
		3,487,219
	Oil, Gas & Consumable Fuels - 1.0%
13,488	Whiting Petroleum Corp. *	963,718

	Pharmaceuticals - 1.3%
64,200	Mylan, Inc. *	1,183,206

	Professional Services - 1.0%
33,957	Robert Half International, Inc.	907,670

	Road & Rail - 1.6%
19,742	Genesee & Wyoming, Inc. *	644,379
41,899	Knight Transportation, Inc.	808,232
		1,452,611
	Semiconductors & Semiconductor Equipment - 7.7%
13,079	Cree, Inc. *	737,263
22,412	Hittite Microwave Corp. *	913,289
44,294	International Rectifier Corp *	979,783
87,297	Intersil Corp.	1,339,136
31,067	Lam Research Corp. *	1,218,137
79,436	PMC-Sierra, Inc. *	687,916
33,010	Varian Semiconductor Equipment Associates, Inc. *	1,184,399
1,815	Veeco Instruments, Inc. *	59,968
		7,119,891
	Software - 6.8%
41,860	ANSYS, Inc. *	1,819,236
87,789	Cadence Design Systems, Inc. *	525,856
16,947	Concur Technologies, Inc. *	724,484
22,518	McAfee, Inc. *	913,555
43,396	MICROS Systems, Inc. *	1,346,578
32,406	SolarWinds, Inc. *	745,662
12,076	Verint Systems, Inc. *	232,463
		6,307,834
	Specialty Retail - 3.3%
50,566	Dick's Sporting Goods, Inc. *	1,257,576
37,973	GameStop Corp. *	833,128
23,422	Guess?, Inc.	990,751
		3,081,455
	Textiles, Apparel & Luxury Goods - 0.9%
20,291	Warnaco Group, Inc. *	856,077

	Trading Companies & Distributors - 2.0%
27,640	Fastenal Co.	1,150,930
15,359	MSC Industrial Direct Co., Inc.	721,873
		1,872,803
	Wireless Telecommunication Services - 2.5%
11,966	Millicom International Cellular SA *	882,732
41,196	SBA Communications Corp. - Class A *	1,407,255
		2,289,987
	TOTAL COMMON STOCKS
	(Cost $74,480,961)	90,258,198

	SHORT-TERM INVESTMENTS - 5.6%
	Money Market Funds - 5.6%
1,354,135	SEI Daily Income Treasury Fund - Class B, 0.017% (1)	1,354,135
3,878,953	SEI Daily Income Trust Government Fund - Class B, 0.037% (1)	3,878,953
		5,233,088
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,233,088)	5,233,088

	TOTAL INVESTMENTS IN SECURITIES - 103.0%
	(Cost $79,714,049)	95,491,286
	Liabilities in Excess of Other Assets - (3.0)%	(2,774,127)
	TOTAL NET ASSETS - 100.00%	$92,717,159

*	Non-income producing security.
ADR	American Depository Receipt
(1)	7-day yield.

The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows+:

Cost of investments	$82,004,969
Gross unrealized appreciation	16,438,164
Gross unrealized depreciation	(2,951,847)
Net unrealized appreciation	$13,486,317

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the TCM Small-Mid Cap Growth Fund’s (the "Fund") previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

TCM Small-Mid Cap Growth Fund
Summary of Fair Value Exposure at December 31, 2009 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

• Level 2 —Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$8,078,554	$-	$-	$8,078,554
Consumer Staples	1,711,153	-	-	1,711,153
Energy	3,979,674	-	-	3,979,674
Financials	4,384,163	-	-	4,384,163
Health Care	11,946,366	-	-	11,946,366
Industrials	18,945,097	-	-	18,945,097
Information Technology	30,350,951	-	-	30,350,951
Materials	8,572,253	-	-	8,572,253
Telecommunications Services	2,289,987	-	-	2,289,987
Total Equity	90,258,198	-	-	90,258,198
Short-Term Investments	5,233,088	-	-	5,233,088
Total Investments in Securities	$95,491,286	$-	$-	$95,491,286

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*    /s/Robert M. Slotky
Robert M. Slotky, President

Date   February 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Robert M. Slotky
Robert M. Slotky, President

Date   February 24, 2010

By (Signature and Title)*   /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date   February 25, 2010

* Print the name and title of each signing officer under his or her signature.